Cash generated from operations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Cash generated from operations
10.	Cash generated from operations

		For the six months ended June 30,
(in €‘000)	Notes	2022	2021
Loss before income tax		(246,914)	(143,159)
Adjustments to reconcile loss before income tax to net cash flows:
Finance costs		6,085	6,883
Fair value (gains)/losses on derivatives (purchase options)		(3,856)	—
Fair value (gains)/losses on Public and Private warrant liabilities	15	(21,686)	—
Share-based payment expenses	8	241,311	121,932
Depreciation, impairments and reversal of impairments of property, plant and equipment	11	6,146	3,460
Depreciation and impairments of right-of-use of assets		2,952	960
Amortization and impairments of intangible assets	11	1,736	1,306
Net gain/(loss) on disposal of property, plant and equipment	7	—	(1)
Movements in working capital:
Decrease/(increase) in inventories		(8,014)	(270)
Decrease/(increase) in other financial assets		(990)	(1,958)
Decrease/(increase) in trade and other receivables, contract assets and prepayments		(24,437)	(23,133)
Increase/(decrease) in trade and other payables and contract liabilities		(43,881)	21,060
Increase/(decrease) in provisions and other liabilities		(72)	(289)
Cash generated from/(used in) operations		(91,620)	(13,209)

13. Cash generated from operations

(in €‘000)	Notes	2021	2020	2019
Loss before income tax		(319,320)	(43,945)	(42,828)
Adjustments to reconcile loss before income tax to net cash flows:
Finance costs	11	15,340	11,271	6,012
Fair value gains/(losses) on derivatives (purchase options)	6	(2,900)	—	—
Share-based payment expenses	10	291,837	7,100	—
Depreciation, impairments and reversal of impairments of property, plant and equipment	8, 14	5,596	4,775	4,678
Depreciation and impairments of right-of-use of assets	8, 16	3,408	1,805	1,312
Amortization and impairments of intangible assets	8, 15	2,720	3,737	2,338
Net gain/(loss) on disposal of property, plant and equipment	6	210	(7)	194
Movements in working capital:
Decrease/(increase) in inventories	17	(4,306)	2,362	(977)
Decrease/(increase) in other financial assets	18	(2,563)	1,343	(16,855)
Decrease/(increase) in trade and other receivables, contract assets and prepayments and other assets	5, 20	(21,315)	(14,243)	(8,009)
Increase/(decrease) in trade and other payables and contract liabilities	5, 26	28,562	(4,266)	4,581
Increase/(decrease) in provisions	25	(190)	142	120
Cash generated from/(used in) operations		(2,921)	(29,926)	(49,433)